American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value ETF (AVDV)
May 31, 2025

Avantis International Small Cap Value ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.2%
Australia — 8.8%
Adairs Ltd.	218,860	383,923
Aeris Resources Ltd.(1)(2)	781,679	85,856
Alkane Resources Ltd.(1)	932,236	464,227
Alliance Aviation Services Ltd.(1)	48,226	79,198
Amplitude Energy Ltd.(1)(2)	4,973,403	625,276
Appen Ltd.(1)(2)	318	246
ARN Media Ltd.	1,042	356
Aurelia Metals Ltd.(1)	2,699,349	522,044
Aurizon Holdings Ltd.	406,812	773,621
Austal Ltd.(1)	2,235,903	7,958,022
Australian Agricultural Co. Ltd.(1)	232,563	206,905
Australian Finance Group Ltd.	425,451	603,124
Bank of Queensland Ltd.	7,800,754	39,275,458
Beach Energy Ltd.	33,909,839	29,389,635
Bega Cheese Ltd.	174,752	613,706
Bendigo & Adelaide Bank Ltd.	2,289,697	17,683,721
Bravura Solutions Ltd.	521,629	858,752
Capricorn Metals Ltd.(1)	2,077,616	13,139,281
Catalyst Metals Ltd.(1)	404,085	1,685,132
Cedar Woods Properties Ltd.	9,410	39,406
Challenger Ltd.	2,234,682	10,965,221
Champion Iron Ltd.(2)	6,970,229	19,471,163
Coast Entertainment Holdings Ltd.(1)	13,124	3,511
Coronado Global Resources, Inc.	10,100,758	715,709
Credit Corp. Group Ltd.	165,822	1,466,266
Elders Ltd.	386,578	1,569,737
Emeco Holdings Ltd.(1)(2)	576,877	275,237
Emerald Resources NL(1)(2)	791,979	2,437,149
EVT Ltd.	767,170	8,028,816
Findi Ltd.(1)	1,352	4,011
FleetPartners Group Ltd.(1)	3,188,489	6,097,653
Gold Road Resources Ltd.	6,869,867	15,122,321
GrainCorp Ltd., A Shares	4,158,724	20,585,012
Grange Resources Ltd.	4,529,711	555,230
GWA Group Ltd.	169,728	251,601
Harvey Norman Holdings Ltd.	5,158,636	17,420,105
Helia Group Ltd.	6,960,189	23,337,107
Helloworld Travel Ltd.	15,179	14,189
Humm Group Ltd.	547,656	160,567
Iluka Resources Ltd.	8,020,621	18,980,987
Infomedia Ltd.	454,108	353,707
Inghams Group Ltd.	6,850,882	16,556,166
Insignia Financial Ltd.(1)	1,916,146	4,141,915
JB Hi-Fi Ltd.	346,070	24,042,032
Karoon Energy Ltd.	17,586,099	18,869,107
Lindsay Australia Ltd.	43,815	20,050
MAC Copper Ltd.(1)	74,135	914,202
MAC Copper Ltd., Class A(1)	63,361	770,470
Macmahon Holdings Ltd.	809,023	154,293

Magellan Financial Group Ltd.	2,934,154	15,830,246
Mayne Pharma Group Ltd.(1)(2)	110,312	351,408
McMillan Shakespeare Ltd.	290,350	2,922,038
Metals X Ltd.(1)	1,375,433	469,894
Metcash Ltd.	1,614,690	3,518,268
Mineral Resources Ltd.(1)(2)	408,144	5,835,178
Monadelphous Group Ltd.	432,500	4,809,488
Myer Holdings Ltd.	13,218,924	5,880,566
MyState Ltd.	37,733	99,704
New Hope Corp. Ltd.	9,145,321	21,922,343
nib holdings Ltd.	1,255,197	5,440,934
Nickel Industries Ltd.	991,755	437,808
NRW Holdings Ltd.	9,236,220	16,669,831
Nufarm Ltd.(1)	1,093,314	1,679,403
OFX Group Ltd.(1)(2)	103,793	48,209
Ora Banda Mining Ltd.(1)	158,575	117,889
Orora Ltd.	2,324,812	2,803,271
Perenti Ltd.	18,498,294	18,789,943
Perseus Mining Ltd.	27,120,685	68,455,399
Platinum Asset Management Ltd.(2)	8,162,204	2,893,467
Premier Investments Ltd.	644,516	8,493,127
Qube Holdings Ltd.	1,122,627	3,067,982
Ramelius Resources Ltd.	21,931,768	40,995,378
Regis Resources Ltd.(1)	16,159,242	53,100,226
Reject Shop Ltd.	9,540	40,753
Resimac Group Ltd.	17,380	9,520
Resolute Mining Ltd.(1)	47,560,761	19,435,884
Ridley Corp. Ltd.	3,044,011	5,297,062
Sandfire Resources Ltd.(1)	2,551,266	18,995,799
Servcorp Ltd.	21,643	79,282
Seven West Media Ltd.(1)	3,136,102	333,296
Sims Ltd.	1,846,536	18,018,647
Solvar Ltd.	85,578	90,776
Southern Cross Electrical Engineering Ltd.	264,551	307,016
Southern Cross Media Group Ltd.(1)	652,368	283,429
SRG Global Ltd.	1,076,938	1,044,997
Stanmore Resources Ltd.	3,517,828	4,441,447
Star Entertainment Group Ltd.(1)(2)	23,043,322	1,557,992
Super Retail Group Ltd.	2,880,456	26,580,800
Terracom Ltd.(2)	3,476,272	141,442
Tyro Payments Ltd.(1)	1,002,901	572,167
Vault Minerals Ltd.(1)	36,293,976	10,603,592
Viva Energy Group Ltd.	8,687,606	10,472,543
West African Resources Ltd.(1)	19,342,423	35,553,514
Westgold Resources Ltd.	2,632,022	5,188,937
Westgold Resources Ltd. (Toronto)	192,598	371,906
Whitehaven Coal Ltd.	8,292,619	29,712,395
		801,436,619
Austria — 0.8%
AT&S Austria Technologie & Systemtechnik AG(1)	1,457,798	28,116,998
CPI Europe AG(1)	5,370	108,899
DO & Co. AG(1)	2,022	394,076
FACC AG(1)	6,628	50,561
Lenzing AG(1)	526,148	15,780,898
Porr AG	555,776	18,376,857

Semperit AG Holding	80,753	1,294,145
UNIQA Insurance Group AG	866,830	12,026,453
		76,148,887
Belgium — 1.3%
AGFA-Gevaert NV(1)	1,773	1,900
Barco NV	8,125	119,224
Bekaert SA	630,589	25,616,879
bpost SA(1)(2)	2,413,900	5,226,017
Cie d'Entreprises CFE	26,716	257,274
Deceuninck NV(2)	136,090	335,636
Gimv NV(2)	26,637	1,345,071
KBC Ancora	269,426	19,601,010
Kinepolis Group NV	26,459	1,044,558
Melexis NV	41,646	2,799,768
Ontex Group NV(1)	515	4,592
Proximus SADP	1,118,788	9,760,598
Solvay SA	541,586	17,811,295
Tessenderlo Group SA(2)	154,800	4,739,146
Umicore SA	2,617,842	28,804,582
		117,467,550
Canada — 10.2%
ADENTRA, Inc.	50,255	948,449
ADF Group, Inc.(2)	33,224	160,994
Advantage Energy Ltd.(1)	2,045,823	16,666,522
Aecon Group, Inc.	99,489	1,367,262
Alamos Gold, Inc., Class A	4,652	120,474
Algoma Steel Group, Inc.(2)	41,989	222,130
Americas Gold & Silver Corp.(1)(2)	186,500	114,155
Amerigo Resources Ltd.	7,300	9,628
Aris Mining Corp.(1)	1,422,916	9,300,511
Athabasca Oil Corp.(1)	1,424,673	5,356,733
AutoCanada, Inc.(1)(2)	2,418	38,569
B2Gold Corp.	19,647,723	66,000,658
Baytex Energy Corp.	10,511,529	17,080,708
Birchcliff Energy Ltd.	2,139,868	10,104,088
Bird Construction, Inc.	89,388	1,761,250
Black Diamond Group Ltd.	9,210	65,098
Bonterra Energy Corp.(1)	29,334	76,950
Boralex, Inc., A Shares	400	9,202
Brookfield Wealth Solutions Ltd.(1)	21,985	1,287,685
Calfrac Well Services Ltd.(1)	28,265	67,349
Canacol Energy Ltd.(1)(2)	17,903	35,875
Canfor Corp.(1)(2)	42,655	404,062
Capital Power Corp.	1,172,587	47,019,683
Cardinal Energy Ltd.	1,294,894	5,802,891
Cascades, Inc.	755,017	4,863,446
Centerra Gold, Inc.	2,479,827	17,690,463
CES Energy Solutions Corp.	1,965,628	8,951,926
Chorus Aviation, Inc.(1)(2)	164,972	2,508,810
Doman Building Materials Group Ltd.	17,440	106,748
Dorel Industries, Inc., Class B(1)	59,305	60,500
Dundee Precious Metals, Inc.	1,054,043	16,244,405
Eldorado Gold Corp.(1)	602,772	12,162,172
Enerflex Ltd.	66,803	470,715
Ensign Energy Services, Inc.(1)(2)	1,969,169	2,855,428

Equinox Gold Corp.(1)(2)	3,318,231	22,027,241
Evertz Technologies Ltd.	300	2,612
Finning International, Inc.	253,670	9,364,173
First National Financial Corp.	1,815	51,394
Fortuna Mining Corp.(1)	4,503,778	26,352,853
Freehold Royalties Ltd.	351,486	3,083,682
Frontera Energy Corp.	537,415	2,275,208
goeasy Ltd.	5,200	566,360
Greenfire Resources Ltd.(1)	7,540	31,647
Headwater Exploration, Inc.	2,188,354	9,950,325
High Liner Foods, Inc.	4	52
Hudbay Minerals, Inc.	2,935,349	26,159,011
IAMGOLD Corp.(1)	7,886,072	54,016,160
InPlay Oil Corp.	4,855	30,743
Interfor Corp.(1)	16,247	148,459
International Petroleum Corp.(1)(2)	855,198	12,419,642
Jaguar Mining, Inc.(1)	16,300	44,422
Journey Energy, Inc.(1)(2)	73,676	89,119
Kelt Exploration Ltd.(1)	1,314,541	6,398,611
Keyera Corp.	10	305
Kinross Gold Corp.	1,236,068	18,248,069
Laurentian Bank of Canada	174,229	3,884,874
Linamar Corp.	41,375	1,891,549
Lithium Argentina AG(1)(2)	244,565	429,483
Lotus Creek Exploration, Inc.(1)	106,740	66,890
Lundin Gold, Inc.	710,209	34,316,289
Major Drilling Group International, Inc.(1)	4,380	25,788
Martinrea International, Inc.	1,224,329	7,520,744
Mattr Corp.(1)(2)	278,320	1,914,483
MDA Space Ltd.(1)	36,800	761,287
MEG Energy Corp.	1,203,913	21,071,877
Mullen Group Ltd.	219,008	2,226,226
National Bank of Canada	1	98
Neo Performance Materials, Inc.	13,947	96,039
New Gold, Inc.(1)	12,473,347	55,443,157
North American Construction Group Ltd.	294,993	5,072,930
North West Co., Inc.	7,664	319,773
NuVista Energy Ltd.(1)	2,398,525	24,153,908
Obsidian Energy Ltd.(1)(2)	983,046	4,706,243
OceanaGold Corp.	9,849,493	43,852,080
Paramount Resources Ltd., A Shares	435,399	6,043,904
Parex Resources, Inc.	1,694,392	16,754,399
Pason Systems, Inc.	90,633	799,111
PetroTal Corp.	660,311	279,069
Peyto Exploration & Development Corp.	2,763,196	37,249,336
PHX Energy Services Corp.	10,940	63,375
Pine Cliff Energy Ltd.	115,656	48,037
Pizza Pizza Royalty Corp.	27,393	293,022
Polaris Renewable Energy, Inc.	1,870	16,488
Precision Drilling Corp.(1)(2)	105,520	4,560,346
Quipt Home Medical Corp.(1)	12,720	22,801
Real Matters, Inc.(1)(2)	190,973	794,590
Russel Metals, Inc.	453,547	13,573,196
Secure Waste Infrastructure Corp.	274,158	3,060,517
Spartan Delta Corp.(1)(2)	1,739,666	3,904,377

SunOpta, Inc.(1)(2)	90,037	570,789
Surge Energy, Inc.	1,598,730	6,197,576
Tamarack Valley Energy Ltd.	8,007,327	25,497,882
Taseko Mines Ltd.(1)(2)	1,322,980	2,978,838
Torex Gold Resources, Inc.(1)	1,410,732	45,292,274
Total Energy Services, Inc.	19,150	144,426
Transcontinental, Inc., Class A	139,404	2,171,791
Trican Well Service Ltd.	2,100,993	6,567,756
Valeura Energy, Inc.(1)	234,711	1,128,788
Vermilion Energy, Inc.	2,847,988	18,594,362
Wajax Corp.	6,600	108,160
West Fraser Timber Co. Ltd.	47	3,462
Western Forest Products, Inc.(1)(2)	1,804,319	539,054
Whitecap Resources, Inc.	13,409,384	83,640,709
		929,847,780
China — 0.0%
CIFI Holdings Group Co. Ltd.(1)	2,024,000	62,721
Ever Sunshine Services Group Ltd.	182,000	43,921
		106,642
Denmark — 1.6%
Bang & Olufsen AS(1)	63,502	126,577
cBrain AS	1,087	28,021
D/S Norden AS	597,505	18,149,806
Dfds AS(1)	408,231	6,522,006
FLSmidth & Co. AS	34,722	2,006,359
H&H International AS, B Shares(1)	19,764	405,710
Jyske Bank AS	17,204	1,616,487
Nilfisk Holding AS(1)	1,198	16,797
NKT AS(1)	520,357	44,594,036
NNIT AS(1)	38,543	402,340
Per Aarsleff Holding AS	185,655	16,824,904
Schouw & Co. AS	1,402	124,624
Solar AS, B Shares	21,345	1,006,872
Sparekassen Sjaelland-Fyn AS	3,291	155,394
Sydbank AS	721,678	48,251,271
TORM PLC, Class A	599,291	10,028,579
		150,259,783
Finland — 1.0%
Citycon OYJ(2)	167,905	714,264
Finnair OYJ(1)(2)	1,865,083	6,240,216
Kalmar OYJ, B Shares	51,708	1,823,688
Kemira OYJ	202,203	4,446,161
Lassila & Tikanoja OYJ	61,252	644,154
Marimekko OYJ	199,443	3,030,866
Nokian Renkaat OYJ(2)	3,552,247	26,479,956
Outokumpu OYJ	3,028,570	11,730,212
Puuilo OYJ	1,319,596	19,518,643
Suominen OYJ(1)(2)	37,428	91,782
Tokmanni Group Corp.(2)	985,583	12,363,678
Verkkokauppa.com OYJ(1)(2)	49,734	148,523
		87,232,143
France — 3.0%
AKWEL SADIR(2)	3,304	28,100
Aperam SA	217,826	6,620,061
Ayvens SA	137,778	1,400,025

Beneteau SACA(2)	246,052	2,357,273
Bonduelle SCA	1,547	14,500
Catana Group(2)	33,709	132,141
Cie des Alpes	469,400	9,731,363
Clariane SE(1)(2)	183,146	785,317
Coface SA	802,121	15,004,659
Derichebourg SA	2,214,371	15,150,238
Emeis SA(1)	429,044	4,964,667
Eramet SA(1)	7,671	451,655
Esso SA Francaise(2)	11,554	1,776,032
Etablissements Maurel et Prom SA	1,530,163	8,314,045
Euroapi SA(1)(2)	223,312	757,195
Eutelsat Communications SACA(1)(2)	2,567,749	9,562,689
Groupe LDLC	5,527	45,042
Guillemot Corp.(1)	967	5,282
Imerys SA	126,292	4,207,077
Jacquet Metals SACA(2)	61,360	1,578,605
Kaufman & Broad SA	144,162	5,488,147
La Francaise De L'energie SACA(1)(2)	456	15,433
Maisons du Monde SA(2)	233,729	663,173
Manitou BF SA(2)	26,455	629,377
Mersen SA	88,187	2,048,331
Metropole Television SA	278,347	3,920,573
Nexans SA	91,203	10,490,794
Nexity SA(1)(2)	23,232	264,206
Opmobility	793,238	9,679,684
OVH Groupe SAS(1)	80,505	1,279,363
Pullup Entertainment(1)	149	3,357
SES SA	6,825,988	38,918,939
SMCP SA(1)(2)	207,268	991,195
Solutions 30 SE(1)(2)	359,953	642,371
Television Francaise 1 SA	1,413,651	13,669,924
Ubisoft Entertainment SA(1)	1,160,025	13,287,206
Valeo SE	2,675,710	28,180,928
Vallourec SACA	2,329,158	39,432,419
Vicat SACA	152,555	9,925,733
VusionGroup(2)	11,104	2,869,851
X-Fab Silicon Foundries SE(1)(2)	978,636	5,711,711
		270,998,681
Germany — 3.9%
1&1 AG	232,979	4,829,113
2G Energy AG	21,811	761,714
7C Solarparken AG	68,320	154,933
AlzChem Group AG	32,967	4,668,534
Aurubis AG	75,676	6,653,662
Baader Bank AG(1)	7,082	36,571
BayWa AG(1)	77,526	787,167
Bertrandt AG	744	16,820
Bijou Brigitte AG	1,357	68,758
Borussia Dortmund GmbH & Co. KGaA	51,143	221,575
CANCOM SE	18,588	594,603
Cewe Stiftung & Co. KGaA	42,271	4,793,883
Deutsche Beteiligungs AG	1,595	45,911
Deutsche Pfandbriefbank AG(1)	845,798	5,530,931
Deutsche Rohstoff AG	11,241	453,240

Deutz AG	1,655,199	13,896,950
Draegerwerk AG & Co. KGaA	981	61,507
Draegerwerk AG & Co. KGaA, Preference Shares	16,490	1,256,597
Duerr AG	154,955	4,035,222
Einhell Germany AG, Preference Shares	301	26,879
Elmos Semiconductor SE	71,230	5,480,803
ElringKlinger AG	6,469	33,351
Energiekontor AG(1)	3,927	190,482
flatexDEGIRO AG	1,248,354	34,695,912
Friedrich Vorwerk Group SE	9,751	673,775
Grand City Properties SA(1)	427,695	5,431,219
Grenke AG	15,915	251,594
Heidelberger Druckmaschinen AG(1)	1,581,552	2,606,385
Hornbach Holding AG & Co. KGaA	141,444	14,277,429
HUGO BOSS AG	462,136	21,413,577
Indus Holding AG	64,416	1,605,893
Instone Real Estate Group SE	68,433	698,491
JOST Werke SE	180,764	10,446,135
Jungheinrich AG, Preference Shares	757,463	30,411,375
K&S AG	209,831	3,821,424
Kloeckner & Co. SE	265,880	1,897,732
Koenig & Bauer AG(1)	8,207	121,198
Krones AG	158,725	25,000,822
Lang & Schwarz AG	30,941	788,091
Lanxess AG	913,766	28,256,427
MLP SE	6,972	64,640
Mutares SE & Co. KGaA	234,318	8,781,567
Norma Group SE	59,897	843,638
ProCredit Holding AG	15,582	185,882
SAF-Holland SE	688,237	12,752,502
Salzgitter AG	72,089	1,720,152
Schaeffler AG	820,596	3,950,819
SGL Carbon SE(1)	177,036	741,250
Siltronic AG	231,150	9,507,592
Sixt SE	92,907	8,819,828
Sixt SE, Preference Shares	71,836	4,901,898
Steico SE(1)	4,156	101,259
STO SE & Co. KGaA, Preference Shares	10,846	1,430,003
Suedzucker AG	433,218	5,544,909
TAG Immobilien AG	1,497,522	25,314,561
thyssenkrupp AG	2,277,586	22,179,868
Wacker Neuson SE	246,077	6,245,850
Wuestenrot & Wuerttembergische AG	46,393	730,075
		350,812,978
Hong Kong — 1.4%
AustAsia Group Ltd.(1)	403,380	81,534
Bank of East Asia Ltd.	88,640	124,700
Bright Smart Securities & Commodities Group Ltd.(2)	10,544,000	9,738,095
Cafe de Coral Holdings Ltd.	3,966,000	3,516,252
Chow Sang Sang Holdings International Ltd.	722,000	734,969
Citychamp Watch & Jewellery Group Ltd.(1)	1,194,000	70,705
Comba Telecom Systems Holdings Ltd.(1)	258,000	50,441
Crystal International Group Ltd.	34,500	21,894
CSI Properties Ltd.(1)	40,000	877
Dah Sing Banking Group Ltd.	753,200	852,907

Dah Sing Financial Holdings Ltd.	806,400	3,013,767
Dream International Ltd.	304,000	221,211
E-Commodities Holdings Ltd.(2)	22,462,000	2,144,559
FSE Lifestyle Services Ltd.	19,000	13,466
Giordano International Ltd.	108,000	19,967
Hang Lung Group Ltd.	3,370,000	4,833,048
Hong Kong Technology Venture Co. Ltd.	580,000	123,513
Hutchison Telecommunications Hong Kong Holdings Ltd.	278,000	33,693
IGG, Inc.	689,000	309,908
Impro Precision Industries Ltd.	468,000	151,151
Johnson Electric Holdings Ltd.	6,851,820	18,273,314
JS Global Lifestyle Co. Ltd.(1)(2)	17,000,000	4,308,568
K Wah International Holdings Ltd.	2,583,000	594,780
Oriental Watch Holdings	1,164,000	529,798
Pacific Basin Shipping Ltd.	138,489,000	34,134,286
Pacific Textiles Holdings Ltd.	268,000	43,651
PC Partner Group Ltd.	1,342,000	1,100,485
Regina Miracle International Holdings Ltd.	194,000	40,111
Shun Tak Holdings Ltd.(1)(2)	4,544,000	341,399
Singamas Container Holdings Ltd.	4,116,000	350,883
SmarTone Telecommunications Holdings Ltd.	218,000	121,730
Soundwill Holdings Ltd.(1)	500	356
Stella International Holdings Ltd.	724,500	1,292,461
Sun Hung Kai & Co. Ltd.	510,000	197,556
SUNeVision Holdings Ltd.	95,000	81,272
Tai Hing Group Holdings Ltd.	245,000	29,668
Tam Jai International Co. Ltd.	490,000	91,186
Ten Pao Group Holdings Ltd.	412,000	80,248
Texhong International Group Ltd.	1,187,000	514,381
Texwinca Holdings Ltd.	440,000	35,862
Theme International Holdings Ltd.(1)(2)	40,000	2,468
Truly International Holdings Ltd.	718,000	90,358
United Energy Group Ltd.	120,360,000	7,201,016
United Laboratories International Holdings Ltd.	16,258,000	30,237,025
Yue Yuen Industrial Holdings Ltd.	2,724,000	4,092,675
		129,842,194
Ireland — 0.3%
Dalata Hotel Group PLC	2,333,377	15,233,706
Glenveagh Properties PLC(1)	5,089,841	10,389,850
Origin Enterprises PLC	9,055	36,299
Uniphar PLC	29,721	121,957
		25,781,812
Israel — 3.6%
Adgar Investment & Development Ltd.(1)	1,910	2,520
AFI Properties Ltd.(1)	293	15,045
Airport City Ltd.(1)	58,449	916,558
Alony Hetz Properties & Investments Ltd.	636,005	5,393,180
Big Shopping Centers Ltd.(1)	59,452	9,594,166
Cellcom Israel Ltd.(1)	24,544	175,715
Clal Insurance Enterprises Holdings Ltd.	1,087,404	34,006,523
Delek Group Ltd.	174,170	30,723,331
Delta Galil Ltd.	5,775	291,826
Direct Finance of Direct Group 2006 Ltd.	486	72,891
Doral Group Renewable Energy Resources Ltd.(1)	5,006	20,531
El Al Israel Airlines(1)	694,540	2,571,789

Equital Ltd.(1)	78,647	2,948,070
Fattal Holdings 1998 Ltd.(1)	54,136	8,205,415
FIBI Holdings Ltd.	299,876	19,745,461
First International Bank Of Israel Ltd.	35,323	2,223,736
Fox Wizel Ltd.	2,947	249,565
G City Ltd.	364,803	1,283,193
Harel Insurance Investments & Financial Services Ltd.	1,818,636	36,881,454
IDI Insurance Co. Ltd.	8,077	449,440
Ilex Medical Ltd.	657	11,586
Inrom Construction Industries Ltd.	3,062	15,343
Isracard Ltd.	3,054,473	14,410,024
Israel Corp. Ltd.	36,977	11,559,755
Isras Investment Co. Ltd.	2,006	466,367
Ituran Location & Control Ltd.	25	952
M Yochananof & Sons Ltd.	3,959	304,417
Menora Mivtachim Holdings Ltd.	378,671	22,114,000
Migdal Insurance & Financial Holdings Ltd.	4,732,669	10,366,955
Naphtha Israel Petroleum Corp. Ltd.	10,408	72,067
Nawi Group Ltd.	9,533	170,713
Nexxen International Ltd.(1)	20,821	242,165
Oil Refineries Ltd.	46,706,681	12,029,838
Partner Communications Co. Ltd.	1,862,103	12,846,756
Paz Retail & Energy Ltd.	26,280	4,149,551
Perion Network Ltd.(1)	12,720	135,920
Phoenix Financial Ltd.	712,564	17,179,085
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,508	461,417
Shikun & Binui Ltd.(1)	3,002,698	10,350,494
Shufersal Ltd.	1,226,857	12,304,412
Summit Real Estate Holdings Ltd.	5,433	82,803
Tera Light Ltd.(1)	21,287	54,483
Victory Supermarket Chain Ltd.	1,418	19,254
ZIM Integrated Shipping Services Ltd.	2,177,874	38,003,901
		323,122,667
Italy — 3.6%
Aeffe SpA(1)	42,791	25,274
Arnoldo Mondadori Editore SpA	17,972	43,943
Banca IFIS SpA(2)	315,538	8,304,407
Banca Popolare di Sondrio SpA	3,175,387	42,855,278
Banco di Desio e della Brianza SpA	113,342	1,011,503
BFF Bank SpA(1)	315,809	3,259,924
Credito Emiliano SpA	33,066	454,402
d'Amico International Shipping SA	1,883,282	7,059,098
Danieli & C Officine Meccaniche SpA, Preference Shares	117,743	3,769,301
Digital Bros SpA(1)(2)	130,988	2,025,682
Digital Value SpA(2)	2,380	77,327
Enav SpA(1)	769	3,681
Esprinet SpA(2)	33,655	151,324
Fila SpA	17,701	192,850
Fincantieri SpA(1)	1,829,557	32,699,980
FNM SpA	63,993	32,000
Geox SpA(1)(2)	65,444	24,722
Iveco Group NV	3,796,005	75,589,548
MFE-MediaForEurope NV, Class A	3,483,066	12,808,201
MFE-MediaForEurope NV, Class B(2)	1,154,477	5,556,586
NewPrinces SpA(1)	11,780	243,756

Orsero SpA	4,623	73,995
OVS SpA	7,709,361	33,068,569
RAI Way SpA	90,198	604,501
Saipem SpA(2)	14,196,177	35,206,103
Sogefi SpA	30,522	75,855
Spaxs SpA(1)(2)	1,989	8,475
Webuild SpA(2)	14,944,932	60,973,428
		326,199,713
Japan — 30.5%
77 Bank Ltd.	436,000	14,720,933
Adastria Co. Ltd.	93,200	1,809,725
AEON Financial Service Co. Ltd.	2,331,400	21,194,103
Aeon Hokkaido Corp.	52,400	321,059
Aeon Mall Co. Ltd.	120,600	2,401,121
AFC-HD AMS Life Science Co. Ltd.	15,500	92,441
Ahresty Corp.	95,600	476,295
Aichi Corp.(2)	286,300	2,729,566
Aichi Steel Corp.	112,400	5,816,053
Aiful Corp.	196,100	541,319
Aiphone Co. Ltd.	1,600	29,373
Air Water, Inc.	136,200	1,900,746
Airman Corp.	68,400	931,153
Airport Facilities Co. Ltd.	2,000	11,210
Aisan Industry Co. Ltd.	862,200	11,052,709
Akatsuki, Inc.	2,200	44,221
Akebono Brake Industry Co. Ltd.(1)(2)	16,500	11,616
Alconix Corp.	215,600	2,539,973
Allied Telesis Holdings KK	55,900	63,239
Alps Alpine Co. Ltd.	3,500,700	33,522,531
Amuse, Inc.	2,500	28,157
Amvis Holdings, Inc.	65,000	204,069
AOKI Holdings, Inc.	506,100	5,276,719
Aoyama Trading Co. Ltd.	465,300	7,032,705
Arata Corp.	484,200	10,170,180
ARCLANDS Corp.	622,100	7,376,469
Arcs Co. Ltd.	490,500	9,742,579
ARE Holdings, Inc.	413,800	5,153,670
Artience Co. Ltd.(2)	327,500	6,755,074
Asahi Co. Ltd.	55,400	522,516
Asahi Yukizai Corp.	96,400	2,606,555
Asanuma Corp.	444,800	2,271,392
Asia Pile Holdings Corp.	74,800	488,535
Autobacs Seven Co. Ltd.	31,700	318,284
Avex, Inc.	172,900	1,522,507
Awa Bank Ltd.	255,400	4,994,520
Axial Retailing, Inc.	805,600	6,382,734
Bando Chemical Industries Ltd.	356,000	4,002,198
Bank of Nagoya Ltd.	105,900	5,913,603
Bank of Saga Ltd.	27,300	415,697
Bank of the Ryukyus Ltd.	350,700	2,823,433
Belc Co. Ltd.	40,300	1,974,860
Belluna Co. Ltd.	105,400	645,600
B-Lot Co. Ltd.	13,100	114,080
BML, Inc.	121,900	2,535,492
Bookoff Group Holdings Ltd.	16,500	164,724

Buffalo, Inc.	6,000	100,240
Bunka Shutter Co. Ltd.	473,400	7,031,065
Canon Electronics, Inc.	166,800	3,185,684
Carlit Co. Ltd.(2)	101,700	813,563
Cawachi Ltd.	40,600	792,389
Central Glass Co. Ltd.	198,300	3,998,367
Charm Care Corp. KK	3,200	28,971
Chiba Kogyo Bank Ltd.	518,400	4,220,489
Chori Co. Ltd.	24,700	656,248
Chubu Shiryo Co. Ltd.	46,500	492,917
Chubu Steel Plate Co. Ltd.(2)	108,700	1,512,076
Chuetsu Pulp & Paper Co. Ltd.(2)	10,800	123,958
Chugoku Marine Paints Ltd.	89,600	1,378,233
CKD Corp.	61,200	976,263
CMK Corp.	428,000	1,000,228
Cosmo Energy Holdings Co. Ltd.	407,000	17,166,942
Create SD Holdings Co. Ltd.	18,700	410,343
Credit Saison Co. Ltd.	628,700	17,107,286
CTI Engineering Co. Ltd.	107,400	1,911,223
Daicel Corp.	1,932,800	16,480,912
Daido Metal Co. Ltd.	12,800	55,458
Daido Steel Co. Ltd.	1,330,300	8,988,544
Daihatsu Infinearth Mfg Co. Ltd.	20,400	263,964
Daiichi Jitsugyo Co. Ltd.	83,100	1,282,799
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	300	1,375
Daiki Aluminium Industry Co. Ltd.	67,700	447,145
Daikoku Denki Co. Ltd.(2)	128,100	1,881,273
Daikokutenbussan Co. Ltd.	9,100	481,167
Daikyonishikawa Corp.	2,600	11,614
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	45,000	974,373
Daio Paper Corp.	894,800	5,158,150
Daishi Hokuetsu Financial Group, Inc.	636,700	14,639,688
Daishinku Corp.	58,300	214,239
Daito Pharmaceutical Co. Ltd.	67,400	460,405
Daitron Co. Ltd.	20,500	527,844
Daiwabo Holdings Co. Ltd.	915,100	15,416,391
DCM Holdings Co. Ltd.	24,700	225,245
Denka Co. Ltd.	726,200	10,337,263
DIC Corp.	1,238,800	25,520,750
DKS Co. Ltd.	59,700	1,462,952
Dowa Holdings Co. Ltd.	701,700	22,192,189
DyDo Group Holdings, Inc.	29,600	550,394
Eagle Industry Co. Ltd.	241,100	3,205,939
Ebara Jitsugyo Co. Ltd.	200	4,826
Eco's Co. Ltd.	14,100	233,993
EDION Corp.	616,000	8,147,716
Ehime Bank Ltd.	39,700	282,305
Eizo Corp.	54,900	787,044
Electric Power Development Co. Ltd.	550,300	9,246,802
Endo Lighting Corp.	9,000	128,501
Enplas Corp.	5,600	148,649
eRex Co. Ltd.	165,700	892,901
ERI Holdings Co. Ltd.	3,200	46,739
Exedy Corp.	588,400	17,541,868
Fast Fitness Japan, Inc.	5,100	52,489

FCC Co. Ltd.	696,700	13,598,641
Feed One Co. Ltd.	45,900	308,934
Ferrotec Holdings Corp.	974,500	17,844,703
FIDEA Holdings Co. Ltd.	31,110	320,705
First Bank of Toyama Ltd.	414,400	2,805,702
FJ Next Holdings Co. Ltd.	2,000	17,007
Foster Electric Co. Ltd.	218,900	2,151,594
France Bed Holdings Co. Ltd.	18,000	157,698
Fudo Tetra Corp.	37,300	572,155
Fuji Co. Ltd.	336,700	4,746,025
Fuji Corp. Ltd.	9,000	43,094
Fuji Oil Co. Ltd.	238,300	488,640
Fuji Seal International, Inc.	365,600	6,516,206
Fujibo Holdings, Inc.	50,600	1,836,109
Fujikura Composites, Inc.	22,100	216,441
FuKoKu Co. Ltd.(2)	97,300	1,128,187
Fukuyama Transporting Co. Ltd.	177,000	4,004,033
Furukawa Battery Co. Ltd.(1)	7,100	67,866
Furukawa Co. Ltd.	438,100	6,837,930
Furukawa Electric Co. Ltd.	690,900	32,814,547
Furuno Electric Co. Ltd.	268,400	5,363,638
Fuso Chemical Co. Ltd.	71,500	1,899,444
Futaba Industrial Co. Ltd.	1,191,500	6,161,874
Fuyo General Lease Co. Ltd.	574,400	15,869,990
G-7 Holdings, Inc.	3,200	29,719
Gakken Holdings Co. Ltd.	4,300	28,360
Gamecard-Joyco Holdings, Inc.	4,100	69,808
Gecoss Corp.	1,000	8,435
Genky DrugStores Co. Ltd.	24,600	613,392
Geo Holdings Corp.	324,800	3,680,800
GLOBERIDE, Inc.	13,400	189,447
Glory Ltd.	648,900	13,856,859
GMO Financial Holdings, Inc.	1,600	8,959
Godo Steel Ltd.	192,500	5,034,943
Good Com Asset Co. Ltd.	6,400	49,462
Greens Co. Ltd.	14,000	218,241
GS Yuasa Corp.	963,400	17,551,919
GSI Creos Corp.	16,700	240,712
G-Tekt Corp.	542,300	6,509,016
Gunma Bank Ltd.	2,150,800	17,809,716
Gunze Ltd.	48,400	1,134,292
H.U. Group Holdings, Inc.	89,800	1,927,997
H2O Retailing Corp.	1,682,200	22,989,124
Hagihara Industries, Inc.	2,300	23,705
Hagiwara Electric Holdings Co. Ltd.	130,000	3,010,917
Halows Co. Ltd.	67,400	2,202,518
Hamakyorex Co. Ltd.	655,900	5,844,258
Hanwa Co. Ltd.	361,900	13,133,191
Happinet Corp.	122,100	4,389,907
Hazama Ando Corp.	1,097,500	11,028,808
Heiwa Corp.	96,300	1,400,709
Heiwa Real Estate Co. Ltd.	34,500	1,065,474
Heiwado Co. Ltd.	587,700	11,204,862
HI-LEX Corp.	171,100	1,944,022
Hino Motors Ltd.(1)	4,457,400	14,404,840

Hirano Tecseed Co. Ltd.	2,800	29,184
HIS Co. Ltd.	582,400	6,522,000
Hodogaya Chemical Co. Ltd.	11,600	119,670
Hokkoku Financial Holdings, Inc.	110,300	3,785,989
Hokuetsu Corp.	128,500	898,762
Hokuhoku Financial Group, Inc.	689,700	13,293,487
Hokuto Corp.	144,700	1,804,265
H-One Co. Ltd.	118,500	1,028,836
Honeys Holdings Co. Ltd.	48,000	507,064
Hosiden Corp.	204,100	3,073,633
Hosokawa Micron Corp.	16,300	448,702
HS Holdings Co. Ltd.	90,500	607,752
Hyakugo Bank Ltd.	1,248,000	6,114,073
Hyakujushi Bank Ltd.	113,300	3,163,202
Ichikoh Industries Ltd.	36,700	96,423
Ichinen Holdings Co. Ltd.	40,300	456,360
IDEA Consultants, Inc.	200	3,912
IDOM, Inc.	316,900	2,246,416
Iino Kaiun Kaisha Ltd.	1,581,300	10,815,506
Inabata & Co. Ltd.	489,800	10,760,105
Ines Corp.	200	2,327
I-Net Corp.	5,900	76,527
INFRONEER Holdings, Inc.	2,043,700	16,666,733
Inui Global Logistics Co. Ltd.(2)	152,400	1,290,941
IPS, Inc.	1,200	19,544
Iriso Electronics Co. Ltd.	116,400	2,104,988
Ishihara Sangyo Kaisha Ltd.	225,000	2,888,387
Ito En Ltd.	407,600	8,941,299
Ito En Ltd., Preference Shares	57,700	707,346
Itochu Enex Co. Ltd.	608,500	7,115,850
Itochu-Shokuhin Co. Ltd.	10,700	742,082
Itoham Yonekyu Holdings, Inc.	9,600	334,100
IwaiCosmo Holdings, Inc.	175,500	2,586,277
Iwatani Corp.	373,700	3,851,688
Izumi Co. Ltd.	574,100	13,052,630
J Front Retailing Co. Ltd.	1,508,800	21,130,897
J Trust Co. Ltd.	607,500	1,736,071
Jaccs Co. Ltd.	399,300	11,188,558
JAFCO Group Co. Ltd.	243,600	4,109,749
JANOME Corp.	11,500	93,590
Japan Aviation Electronics Industry Ltd.	210,200	3,640,442
Japan Cash Machine Co. Ltd.	87,800	598,460
Japan Engine Corp.	3,000	85,613
Japan Lifeline Co. Ltd.	118,600	1,192,508
Japan Petroleum Exploration Co. Ltd.	2,829,500	19,600,949
Japan Pulp & Paper Co. Ltd.	522,800	2,153,082
Japan Transcity Corp.	59,400	384,259
JCR Pharmaceuticals Co. Ltd.	127,000	475,984
JGC Holdings Corp.	520,200	4,368,871
JK Holdings Co. Ltd.	3,700	30,934
JM Holdings Co. Ltd.	19,500	330,166
J-Oil Mills, Inc.	121,100	1,653,466
Joshin Denki Co. Ltd.	34,700	548,208
JSB Co. Ltd.	25,500	646,364
JSP Corp.	44,600	570,749

JTEKT Corp.	2,492,800	19,591,036
Juroku Financial Group, Inc.	292,000	9,962,782
JVCKenwood Corp.	4,604,300	37,643,421
Kaga Electronics Co. Ltd.	461,400	8,495,644
Kaken Pharmaceutical Co. Ltd.	9,400	250,398
Kamei Corp.	169,000	2,759,258
Kanadevia Corp.	3,086,800	20,142,430
Kanamoto Co. Ltd.	790,000	18,050,089
Kandenko Co. Ltd.	3,900	80,282
Kaneka Corp.	783,600	21,284,647
Kanematsu Corp.	1,094,400	20,690,864
Kanto Denka Kogyo Co. Ltd.	1,205,900	7,051,414
Kato Sangyo Co. Ltd.	255,900	9,392,680
Kawada Technologies, Inc.	72,800	1,827,759
Keihan Holdings Co. Ltd.	130,700	2,847,605
KEIWA, Inc.	53,300	355,610
Keiyo Bank Ltd.	632,300	4,225,714
Kenko Mayonnaise Co. Ltd.	2,900	36,976
KH Neochem Co. Ltd.	379,400	6,486,503
Kimura Chemical Plants Co. Ltd.	6,400	38,485
Kitz Corp.	811,400	6,537,588
Kiyo Bank Ltd.	341,600	6,137,392
Koa Shoji Holdings Co. Ltd.	12,800	62,029
Kobe Steel Ltd.	650,000	7,489,318
Kohnan Shoji Co. Ltd.	230,300	5,933,579
Kojima Co. Ltd.	35,000	252,609
Komeri Co. Ltd.	288,300	5,759,331
Komori Corp.	109,200	1,088,793
Konica Minolta, Inc.(1)	7,524,600	22,960,654
Konishi Co. Ltd.	19,500	149,517
Konoike Transport Co. Ltd.	482,100	9,500,778
Koshidaka Holdings Co. Ltd.	21,500	166,351
KPP Group Holdings Co. Ltd.	374,500	1,870,264
Krosaki Harima Corp.	42,900	864,316
KRS Corp.	7,300	109,485
K's Holdings Corp.	1,014,700	9,761,682
Kumagai Gumi Co. Ltd.	279,200	7,998,582
Kurabo Industries Ltd.	89,400	4,407,329
Kuraray Co. Ltd.	1,123,400	14,223,822
Kureha Corp.	251,000	5,846,107
Kurimoto Ltd.	66,800	2,556,577
Kusurinomadoguchi, Inc.(2)	16,400	301,043
KYB Corp.	735,800	15,942,665
Kyodo Printing Co. Ltd.	10,800	95,058
Kyoei Steel Ltd.	353,800	4,765,119
Kyokuto Securities Co. Ltd.	28,800	287,547
Kyokuyo Co. Ltd.	30,000	930,755
Kyudenko Corp.	145,800	5,357,402
Kyushu Leasing Service Co. Ltd.	5,000	40,567
Lacto Japan Co. Ltd.	37,100	906,833
Life Corp.	884,500	12,432,913
Lintec Corp.	97,700	1,935,974
Macnica Holdings, Inc.	61,800	816,889
Maezawa Industries, Inc.	3,700	39,235
Makino Milling Machine Co. Ltd.	24,300	1,883,349

Mamiya-Op Co. Ltd.(2)	10,100	93,252
Marubun Corp.	11,500	80,202
Marudai Food Co. Ltd.	10,900	137,920
Maruha Nichiro Corp.	763,300	16,490,261
MARUKA FURUSATO Corp.	31,700	499,619
Maruzen Showa Unyu Co. Ltd.	77,400	3,402,937
Matsuda Sangyo Co. Ltd.	31,800	731,299
Maxell Ltd.	18,900	235,658
MCJ Co. Ltd.	417,500	3,816,113
Mebuki Financial Group, Inc.	626,800	3,088,262
Megachips Corp.	42,000	1,416,981
Megmilk Snow Brand Co. Ltd.	827,900	16,181,620
Meiji Shipping Group Co. Ltd.	35,500	167,491
Meiko Electronics Co. Ltd.	31,800	1,265,627
Meisei Industrial Co. Ltd.	215,400	2,196,000
Mie Kotsu Group Holdings, Inc.	10,800	37,181
Mikuni Corp.	22,300	43,927
MIMAKI ENGINEERING Co. Ltd.	101,800	1,319,204
Ministop Co. Ltd.	2,800	35,409
Miraial Co. Ltd.(2)	22,700	198,428
Mirait One Corp.	361,400	6,378,923
Mirarth Holdings, Inc.	18,000	48,538
Mitsuba Corp.	801,100	4,599,229
Mitsubishi Kakoki Kaisha Ltd.	95,700	1,278,776
Mitsubishi Logisnext Co. Ltd.	626,800	9,484,397
Mitsubishi Materials Corp.	700,100	10,888,022
Mitsubishi Paper Mills Ltd.(2)	268,500	1,193,958
Mitsubishi Research Institute, Inc.	28,100	901,439
Mitsubishi Shokuhin Co. Ltd.	280,000	12,269,448
Mitsubishi Steel Manufacturing Co. Ltd.	34,300	359,872
Mitsui High-Tec, Inc.	132,600	663,822
Mitsui Matsushima Holdings Co. Ltd.	248,400	8,377,868
Mitsui Mining & Smelting Co. Ltd.	1,326,500	45,242,335
Mitsui-Soko Holdings Co. Ltd.	844,500	22,281,636
Mitsuuroko Group Holdings Co. Ltd.	2,300	30,622
Miyaji Engineering Group, Inc.	228,400	2,894,594
Miyazaki Bank Ltd.	107,700	2,568,536
Miyoshi Oil & Fat Co. Ltd.	4,300	48,825
Mizuho Leasing Co. Ltd.	1,955,300	14,526,793
Mizuho Medy Co. Ltd.	60,500	650,597
Modec, Inc.	754,600	26,347,736
Morinaga Milk Industry Co. Ltd.	764,300	17,553,205
Moriroku Co. Ltd.	6,600	118,803
Morita Holdings Corp.	88,500	1,299,771
MrMax Holdings Ltd.	3,100	14,614
Musashi Seimitsu Industry Co. Ltd.	577,200	11,346,330
Musashino Bank Ltd.	402,600	9,096,525
Muto Seiko Co.	2,300	24,040
Nachi-Fujikoshi Corp.	276,800	5,864,248
Nafco Co. Ltd.	3,700	45,025
Nagano Keiki Co. Ltd.	4,300	57,497
Nagase & Co. Ltd.	502,500	9,542,601
Nagoya Railroad Co. Ltd.	1,327,100	14,991,392
Nakayama Steel Works Ltd.	462,200	2,039,415
Namura Shipbuilding Co. Ltd.(2)	1,280,800	18,742,203

Nankai Electric Railway Co. Ltd.	111,800	1,690,013
Nanto Bank Ltd.	202,900	5,752,573
NEC Capital Solutions Ltd.	44,900	1,180,972
NHK Spring Co. Ltd.	485,400	5,372,218
Nichias Corp.	62,100	2,145,239
Nichicon Corp.	514,200	4,220,641
Nichimo Co. Ltd.	900	13,372
Nichireki Group Co. Ltd.	16,300	283,964
Nichirin Co. Ltd.	6,300	155,014
Nihon Chouzai Co. Ltd.	65,000	1,452,020
Nihon Dempa Kogyo Co. Ltd.	869,400	4,324,353
Nihon House Holdings Co. Ltd.	6,000	13,223
Nihon Tokushu Toryo Co. Ltd.	10,500	132,134
Nihon Yamamura Glass Co. Ltd.	12,700	220,443
Nikkiso Co. Ltd.	745,600	6,208,514
Nikkon Holdings Co. Ltd.	1,154,800	25,667,930
Nippn Corp.	415,600	6,289,324
Nippon Beet Sugar Manufacturing Co. Ltd.	12,800	206,341
Nippon Carbide Industries Co., Inc.	3,400	41,733
Nippon Chemical Industrial Co. Ltd.	47,600	654,319
Nippon Chemi-Con Corp.(1)(2)	27,300	207,389
Nippon Coke & Engineering Co. Ltd.(1)(2)	1,014,000	597,072
Nippon Concrete Industries Co. Ltd.	9,400	19,463
Nippon Denko Co. Ltd.(2)	330,900	579,944
Nippon Densetsu Kogyo Co. Ltd.	61,900	1,030,684
Nippon Dry-Chemical Co. Ltd.	7,700	254,655
Nippon Kayaku Co. Ltd.	98,700	891,960
Nippon Light Metal Holdings Co. Ltd.	1,013,610	11,364,978
Nippon Paper Industries Co. Ltd.	1,659,400	12,264,137
Nippon Seisen Co. Ltd.	3,000	22,740
Nippon Shinyaku Co. Ltd.	24,300	599,868
Nippon Shokubai Co. Ltd.	1,631,700	18,794,935
Nippon Signal Co. Ltd.	100,300	734,286
Nippon Soda Co. Ltd.	65,800	1,349,815
Nippon Thompson Co. Ltd.	26,900	96,714
Nippon Yakin Kogyo Co. Ltd.(2)	277,000	7,501,129
Nipro Corp.	2,053,300	18,068,194
Nishikawa Rubber Co. Ltd.	51,100	868,856
Nishi-Nippon Financial Holdings, Inc.	1,163,700	17,337,859
Nishi-Nippon Railroad Co. Ltd.	655,900	9,952,663
Nishio Holdings Co. Ltd.	347,100	9,504,251
Nissan Shatai Co. Ltd.	399,500	3,064,038
Nissan Tokyo Sales Holdings Co. Ltd.	66,200	219,221
Nissha Co. Ltd.	8,400	75,218
Nisshin Oillio Group Ltd.	301,100	10,085,611
Nissin Corp.	71,600	4,025,534
Nissui Corp.	3,598,700	21,084,860
Nittetsu Mining Co. Ltd.	217,500	10,529,100
Nittoc Construction Co. Ltd.	100	728
Nojima Corp.	1,013,700	19,339,248
NOK Corp.	952,400	13,999,364
Noritsu Koki Co. Ltd.	113,200	3,524,255
Noritz Corp.	16,100	211,728
North Pacific Bank Ltd.	1,658,700	6,557,099
NPR-RIKEN Corp.	20,000	334,600

NS United Kaiun Kaisha Ltd.	267,200	7,064,793
NSK Ltd.	578,500	2,601,336
NTN Corp.	8,060,100	12,069,012
Ogaki Kyoritsu Bank Ltd.	96,500	1,677,241
Okamoto Machine Tool Works Ltd.	700	19,589
Oki Electric Industry Co. Ltd.	1,348,200	12,864,925
Okinawa Cellular Telephone Co.	125,100	4,134,400
Okinawa Financial Group, Inc.	79,100	1,557,216
Okura Industrial Co. Ltd.	46,100	1,359,068
Okuwa Co. Ltd.	37,200	232,616
Onoken Co. Ltd.	74,100	729,187
Onward Holdings Co. Ltd.	61,000	237,583
Orient Corp.	1,166,740	6,769,769
Oriental Shiraishi Corp.	453,200	1,153,770
Osaka Steel Co. Ltd.	136,400	2,386,879
OSG Corp.	348,000	3,981,787
Pacific Industrial Co. Ltd.	873,300	7,927,377
Pack Corp.	3,900	85,043
Penta-Ocean Construction Co. Ltd.	5,396,700	32,661,613
Pharma Foods International Co. Ltd.	10,200	68,693
PILLAR Corp.	89,400	2,320,037
Press Kogyo Co. Ltd.	2,287,900	8,712,239
Prima Meat Packers Ltd.	372,000	5,865,510
PS Construction Co. Ltd.	160,200	1,957,328
Raito Kogyo Co. Ltd.	44,900	897,209
Rasa Industries Ltd.	33,600	779,068
Rengo Co. Ltd.	4,147,200	21,380,356
RENOVA, Inc.(1)	42,600	199,746
Resorttrust, Inc.	1,812,400	20,519,505
Restar Corp.	46,100	791,200
Retail Partners Co. Ltd.	6,900	63,815
Ricoh Leasing Co. Ltd.	310,000	11,165,622
Riken Technos Corp.	169,500	1,271,161
Riken Vitamin Co. Ltd.	11,200	197,574
Round One Corp.	1,533,200	11,779,762
Ryobi Ltd.	525,700	7,942,899
RYODEN Corp.	6,400	121,676
Ryoyo Ryosan Holdings, Inc.	101,760	1,777,521
S Foods, Inc.	24,300	439,625
Sakai Chemical Industry Co. Ltd.	100,900	1,833,404
Sakata INX Corp.	562,200	7,480,984
Sala Corp.	118,400	765,508
San ju San Financial Group, Inc.	159,900	3,051,615
San-A Co. Ltd.	60,700	1,249,716
San-Ai Obbli Co. Ltd.	507,300	6,109,609
Sangetsu Corp.	339,000	6,744,271
San-In Godo Bank Ltd.	796,400	6,943,717
Sanken Electric Co. Ltd.(1)	41,400	2,159,496
Sanki Engineering Co. Ltd.	425,800	11,195,753
Sanko Gosei Ltd.	29,100	124,602
Sanko Metal Industrial Co. Ltd.	5,700	235,690
Sankyo Tateyama, Inc.	47,900	204,167
Sankyu, Inc.	350,500	16,858,769
Sanoh Industrial Co. Ltd.(2)	155,100	669,322
Sanshin Electronics Co. Ltd.	19,600	308,410

Sanyo Chemical Industries Ltd.	34,600	885,491
Sanyo Denki Co. Ltd.	20,100	1,414,558
Sanyo Shokai Ltd.(2)	45,500	910,585
Sanyo Trading Co. Ltd.	14,500	145,370
Sato Corp.	275,100	3,870,264
SBI Leasing Services Co. Ltd.	5,700	145,758
SBS Holdings, Inc.	87,400	1,643,049
Scroll Corp.	267,600	1,972,150
SEC Carbon Ltd.	22,700	314,994
Seed Co. Ltd.	5,000	15,223
Seika Corp.	65,600	2,147,773
Seiko Group Corp.	298,800	8,435,097
Senko Group Holdings Co. Ltd.	2,295,500	28,503,078
Senshu Electric Co. Ltd.	38,100	1,258,565
Senshu Ikeda Holdings, Inc.	3,666,500	13,808,185
Shibaura Machine Co. Ltd.	270,700	6,280,029
Shibuya Corp.	53,900	1,239,706
Shikoku Bank Ltd.	109,800	873,054
Shikoku Kasei Holdings Corp.	209,500	2,807,248
Shin Nippon Air Technologies Co. Ltd.	57,900	896,809
Shinagawa Refractories Co. Ltd.	183,400	2,135,987
Shinmaywa Industries Ltd.	677,500	6,613,501
Shinnihon Corp.	179,900	2,024,873
Shinsho Corp.	44,300	602,717
Shinwa Co. Ltd.	900	18,659
Ship Healthcare Holdings, Inc.	163,200	2,108,502
Showa Sangyo Co. Ltd.	96,600	1,940,418
Siix Corp.	705,300	5,657,465
Sintokogio Ltd.	22,400	129,347
SK-Electronics Co. Ltd.	65,700	1,106,415
SKY Perfect JSAT Holdings, Inc.	1,713,400	14,916,456
Sodick Co. Ltd.	180,100	1,130,498
Soken Chemical & Engineering Co. Ltd.	25,600	277,599
Sotetsu Holdings, Inc.	166,300	2,481,283
S-Pool, Inc.	34,900	86,087
Star Micronics Co. Ltd.	800	9,418
Startia Holdings, Inc.	4,900	95,673
Starts Corp., Inc.	401,700	11,792,172
St-Care Holding Corp.	12,200	62,194
Studio Alice Co. Ltd.	11,800	167,950
Sumida Corp.	902,500	6,315,430
Sumiseki Holdings, Inc.	315,300	1,453,097
Sumitomo Mitsui Construction Co. Ltd.	560,200	2,308,980
Sumitomo Osaka Cement Co. Ltd.	595,800	15,833,616
Sumitomo Riko Co. Ltd.	867,800	10,371,622
Sumitomo Seika Chemicals Co. Ltd.	53,400	1,670,571
Sumitomo Warehouse Co. Ltd.	153,200	3,184,302
Sun-Wa Technos Corp.	2,200	35,123
Suruga Bank Ltd.	44,400	409,715
Suzuken Co. Ltd.	269,600	9,932,475
Suzuki Co. Ltd.(2)	38,400	466,297
SWCC Corp.	12,300	593,647
T RAD Co. Ltd.	4,600	152,613
Tachibana Eletech Co. Ltd.	5,500	97,160
Tachi-S Co. Ltd.	552,400	6,611,573

Taihei Dengyo Kaisha Ltd.	500	17,628
Taiheiyo Cement Corp.	579,300	14,818,821
Taiho Kogyo Co. Ltd.	22,800	104,954
Taikisha Ltd.	425,200	7,176,456
Taisei Oncho Co. Ltd.	4,300	117,733
Takamiya Co. Ltd.	1,600	3,792
Takaoka Toko Co. Ltd.	24,600	380,686
Takara Holdings, Inc.	524,800	4,649,274
Takara Standard Co. Ltd.	340,600	5,449,250
Takasago International Corp.	114,800	5,247,614
Takashima & Co. Ltd.	6,800	64,290
Takashimaya Co. Ltd.	2,523,900	20,116,960
Take & Give Needs Co. Ltd.	14,700	86,812
Tamron Co. Ltd.	22,900	547,703
Tamura Corp.	207,300	643,925
Tanseisha Co. Ltd.	12,900	96,678
Tazmo Co. Ltd.	5,900	78,049
Teijin Ltd.	3,197,700	25,673,685
Tekken Corp.	12,100	224,385
Tera Probe, Inc.	29,800	572,298
Tess Holdings Co. Ltd.	107,300	261,074
Toa Corp.	781,900	8,097,374
Toagosei Co. Ltd.	260,300	2,525,469
Toenec Corp.	351,400	2,880,164
Toho Co. Ltd.	56,000	1,244,664
Toho Holdings Co. Ltd.	460,200	14,540,902
Toho Titanium Co. Ltd.	87,900	691,148
Tokai Carbon Co. Ltd.	3,365,600	24,112,329
TOKAI Holdings Corp.	1,423,900	9,743,068
Tokai Rika Co. Ltd.	992,700	15,122,451
Tokuyama Corp.	1,339,100	26,084,914
Tokyo Kiraboshi Financial Group, Inc.	514,400	20,080,197
Tokyo Steel Manufacturing Co. Ltd.	1,200,100	12,802,962
Tokyo Tekko Co. Ltd.	146,500	5,701,149
Tokyotokeiba Co. Ltd.	78,100	2,435,235
Tokyu Construction Co. Ltd.	622,500	3,939,940
Tomen Devices Corp.	1,700	66,822
Tomoku Co. Ltd.	19,700	386,333
TOMONY Holdings, Inc.	2,661,300	9,929,402
Topre Corp.	666,300	8,253,024
Topy Industries Ltd.	154,500	2,442,633
Torishima Pump Manufacturing Co. Ltd.	61,300	826,106
Toshiba TEC Corp.	74,000	1,514,483
Totech Corp.	82,500	1,672,104
Towa Bank Ltd.	11,900	58,518
Toyo Construction Co. Ltd.	290,500	2,896,444
Toyo Engineering Corp.	76,600	342,450
Toyo Gosei Co. Ltd.	1,600	51,279
Toyo Kanetsu KK	7,100	184,377
Toyo Seikan Group Holdings Ltd.	16,400	321,633
Toyo Tanso Co. Ltd.	41,500	1,217,438
Toyo Tire Corp.	1,369,800	28,429,512
Toyobo Co. Ltd.	1,008,300	6,290,701
Toyoda Gosei Co. Ltd.	995,600	19,282,665
Toyota Boshoku Corp.	840,300	11,979,362

TPR Co. Ltd.	421,900	5,760,320
Traders Holdings Co. Ltd.	42,600	316,332
Transcosmos, Inc.	74,400	1,732,840
TRE Holdings Corp.	670,440	6,226,278
Trusco Nakayama Corp.	360,100	5,102,964
TS Tech Co. Ltd.	392,500	4,383,696
Tsubakimoto Chain Co.	821,600	10,359,230
Tsugami Corp.	223,200	2,880,226
Tsukishima Holdings Co. Ltd.	29,300	411,898
Tsukuba Bank Ltd.	157,500	264,002
Tsuzuki Denki Co. Ltd.	11,200	215,677
TV Asahi Holdings Corp.	31,700	572,974
UACJ Corp.	808,000	27,316,087
UBE Corp.	48,100	753,477
Uchida Yoko Co. Ltd.	58,700	3,659,658
Unipres Corp.	950,800	6,505,958
United Arrows Ltd.	94,800	1,385,831
UNITED, Inc.	8,900	37,245
V Technology Co. Ltd.	3,200	69,985
Valor Holdings Co. Ltd.	817,800	13,849,819
Vital KSK Holdings, Inc.	69,800	610,808
VT Holdings Co. Ltd.	600,000	1,988,883
Wacom Co. Ltd.	150,500	669,303
Wakita & Co. Ltd.	206,900	2,504,715
Warabeya Nichiyo Holdings Co. Ltd.	65,500	1,027,438
Wellnet Corp.	13,000	66,979
Xebio Holdings Co. Ltd.	53,100	420,665
Yahagi Construction Co. Ltd.	38,900	454,987
YAMABIKO Corp.	411,400	6,007,557
Yamae Group Holdings Co. Ltd.	313,700	5,092,856
Yamagata Bank Ltd.	900	9,341
Yamaichi Electronics Co. Ltd.	157,800	2,581,717
Yamax Corp.	10,100	110,203
YE DIGITAL Corp.	2,500	11,078
Yellow Hat Ltd.	316,000	3,320,242
Yokogawa Bridge Holdings Corp.	421,100	7,443,972
Yokorei Co. Ltd.	153,300	928,470
Yokowo Co. Ltd.	3,700	31,818
Yorozu Corp.	4,500	28,086
Yuasa Trading Co. Ltd.	279,000	8,731,736
Yurtec Corp.	429,500	5,838,199
Yushiro, Inc.	10,200	142,293
Zacros Corp.	91,900	2,404,471
Zenrin Co. Ltd.	143,800	1,153,609
Zeon Corp.	82,200	826,801
		2,774,616,542
Netherlands — 1.3%
Acomo NV	1,927	50,647
Alfen NV(1)(2)	177,465	2,298,039
AMG Critical Materials NV(2)	259,253	5,518,008
ASR Nederland NV	326,694	20,948,675
Basic-Fit NV(1)(2)	350,520	9,196,851
Brunel International NV(2)	55,669	570,493
Constellium SE(1)	462,603	5,616,000
Corbion NV	138,414	2,989,065

Flow Traders Ltd.	279	9,288
ForFarmers NV	76,161	364,579
Fugro NV	1,110,990	14,094,874
Kendrion NV	1,605	20,884
Koninklijke BAM Groep NV	65,226	545,367
Koninklijke Heijmans NV, CVA	361,446	22,971,104
Koninklijke Vopak NV	407,976	18,688,649
Nedap NV	867	62,512
OCI NV(1)	835,271	7,262,201
SBM Offshore NV	144,844	3,323,333
SIF Holding NV(1)	8,083	89,370
Sligro Food Group NV	18,780	292,218
TKH Group NV, CVA(2)	890	38,409
		114,950,566
New Zealand — 0.3%
Air New Zealand Ltd.(2)	38,618,303	13,858,283
Fletcher Building Ltd.(1)	3,786,472	7,109,671
KMD Brands Ltd.(1)(2)	431,191	78,434
Oceania Healthcare Ltd.(1)	3,297,560	1,238,259
Ryman Healthcare Ltd.(1)(2)	116,251	145,565
SKYCITY Entertainment Group Ltd.(1)(2)	6,400,932	3,626,829
Warehouse Group Ltd.(1)	8,816	5,004
		26,062,045
Norway — 1.9%
2020 Bulkers Ltd.	37,138	439,997
ABG Sundal Collier Holding ASA	81,538	53,351
Aker Solutions ASA	206,873	675,309
Avance Gas Holding Ltd.	44,441	7,082
Bluenord ASA(1)	96,247	5,553,713
Bonheur ASA	4,389	100,798
BW LPG Ltd.	1,778,862	18,199,216
BW Offshore Ltd.	2,009,384	6,612,549
Cool Co. Ltd.	43,961	266,494
DNO ASA	12,295,895	14,643,385
Grieg Seafood ASA	20,821	137,849
Hoegh Autoliners ASA	2,046,887	17,036,941
Kid ASA	64,929	947,360
Klaveness Combination Carriers ASA	36,936	224,662
Kongsberg Automotive ASA(1)	94,622	14,973
Morrow Bank ASA	48,391	57,125
MPC Container Ships ASA	8,411,071	13,225,745
Nordic Mining ASA(1)	105,834	241,473
Norske Skog ASA(1)	1,457,995	3,195,173
Norwegian Air Shuttle ASA	14,943,675	20,925,650
Odfjell Drilling Ltd.	774,527	4,822,964
Odfjell SE, Class A	16,430	175,651
Odfjell Technology Ltd.	45	215
OKEA ASA(1)	62,304	102,884
Panoro Energy ASA(1)	214,954	505,859
Petronor E&P ASA	26,297	26,835
Rana Gruber ASA	128,760	895,115
Scatec ASA(1)	436,911	3,745,676
Sea1 offshore, Inc.	155,087	366,317
Shelf Drilling Ltd.(1)	84,794	57,226
Solstad Offshore ASA	15,040	58,056

SpareBank 1 Nord Norge	1,772,838	25,585,500
SpareBank 1 SMN	360,790	6,805,198
Sparebanken Norge	70,899	1,080,902
Stolt-Nielsen Ltd.	283,197	7,091,209
TGS ASA	2,170,725	17,859,169
Wallenius Wilhelmsen ASA	418,233	3,265,256
		175,002,877
Portugal — 0.4%
CTT-Correios de Portugal SA	3,051,883	25,684,521
Mota-Engil SGPS SA(1)	2,542,801	13,009,550
Semapa-Sociedade de Investimento e Gestao	38,397	769,232
		39,463,303
Singapore — 1.4%
Aztech Global Ltd.	1,134,700	474,553
Banyan Tree Holdings Ltd.	39,500	10,857
Boustead Singapore Ltd.	16,500	14,194
BRC Asia Ltd.	7,900	19,252
Bumitama Agri Ltd.	1,652,200	927,850
Centurion Corp. Ltd.	115,900	130,909
China Sunsine Chemical Holdings Ltd.	1,383,600	594,396
CNMC Goldmine Holdings Ltd.	1,201,600	397,771
CSE Global Ltd.	6,250,976	2,057,934
First Resources Ltd.	12,856,600	14,112,156
Food Empire Holdings Ltd.	563,000	758,366
Frencken Group Ltd.(2)	72,800	64,655
Geo Energy Resources Ltd.(2)	24,874,200	7,415,723
Golden Agri-Resources Ltd.	42,977,300	8,319,386
Hafnia Ltd.	1,224,003	6,183,316
Hong Fok Corp. Ltd.	100	59
Hong Leong Asia Ltd.	759,700	693,491
Hour Glass Ltd.	119,500	148,373
Hutchison Port Holdings Trust, U Shares	52,833,500	8,389,484
Indofood Agri Resources Ltd.	178,900	42,983
InnoTek Ltd.	87,700	23,778
ISDN Holdings Ltd.	1,465,905	352,249
LHN Ltd.	102,189	40,714
Marco Polo Marine Ltd.	11,828,400	394,485
QAF Ltd.	42,700	27,921
Raffles Medical Group Ltd.	1,431,400	1,097,468
Rex International Holding Ltd.(1)(2)	44,497,700	4,473,507
RH PetroGas Ltd.(1)(2)	1,735,200	190,372
Riverstone Holdings Ltd.(2)	309,500	164,011
Samudera Shipping Line Ltd.	13,308,000	8,403,567
Singapore Post Ltd.(2)	95,600	41,075
Tuan Sing Holdings Ltd.	1,680,567	305,717
Wee Hur Holdings Ltd.(2)	16,318,500	5,297,202
Yangzijiang Financial Holding Ltd.	89,607,500	50,348,056
Yanlord Land Group Ltd.(1)(2)	5,478,100	1,948,649
		123,864,479
South Africa — 0.0%
Anglogold Ashanti PLC (New York)	2,767	121,222
Spain — 1.7%
Acerinox SA	2,574,134	30,406,487
Amper SA(1)(2)	71,238	11,585
Atresmedia Corp. de Medios de Comunicacion SA	714,838	4,828,221

Audax Renovables SA	84,900	156,541
Bankinter SA	3,449,342	44,378,074
Construcciones y Auxiliar de Ferrocarriles SA	45,144	2,497,250
Deoleo SA(1)(2)	307,520	70,981
Ence Energia y Celulosa SA(2)	474,107	1,556,753
Ercros SA	121,055	405,892
Gestamp Automocion SA(2)	3,042,221	10,123,847
Grenergy Renovables SA(1)	20,226	1,604,617
Grupo Catalana Occidente SA	62,976	3,506,908
Melia Hotels International SA	746,697	5,727,638
Miquel y Costas & Miquel SA	215	3,405
Neinor Homes SA(1)	42,655	685,641
Obrascon Huarte Lain SA(1)(2)	2,233,272	809,324
Prosegur Cia de Seguridad SA(2)	29,554	91,583
Sacyr SA	4,888,822	19,786,638
Solaria Energia y Medio Ambiente SA(1)(2)	67,838	585,810
Tecnicas Reunidas SA(1)	197,923	4,177,552
Tubacex SA(2)	126,979	566,813
Tubos Reunidos SA(1)(2)	46,296	31,839
Unicaja Banco SA	8,010,925	17,608,848
Vidrala SA	52,673	5,637,878
Viscofan SA	9,843	708,668
		155,968,793
Sweden — 4.8%
AcadeMedia AB	596,275	5,028,771
Alleima AB	3,052,228	25,019,838
Alligo AB, Class B	31,826	374,036
AQ Group AB	200,837	3,636,305
Arise AB	27,587	93,976
Arjo AB, B Shares	971,568	3,107,036
Avanza Bank Holding AB(2)	92,809	3,307,601
Bahnhof AB, B Shares	2,322	14,742
Beijer Alma AB	66,874	1,527,586
BICO Group AB(1)(2)	762	2,860
Bilia AB, A Shares	1,288,581	16,678,502
Billerud Aktiebolag	2,500,343	27,234,125
BioGaia AB, B Shares	26,021	268,828
Bonava AB, B Shares(1)	1,330,291	1,631,755
Boozt AB(1)(2)	385	3,431
Bufab AB	937,055	8,170,903
Bulten AB	9,930	60,409
Bure Equity AB	428,918	12,915,338
Byggmax Group AB	196,232	1,069,813
Cibus Nordic Real Estate AB publ	454,462	8,534,603
Cint Group AB(1)(2)	3,302,786	2,495,769
Clas Ohlson AB, B Shares	1,272,266	34,948,858
Cloetta AB, B Shares	200,688	724,200
Corem Property Group AB, B Shares	12,008,123	6,383,242
CTT Systems AB	5,383	110,254
Dios Fastigheter AB	905,868	6,279,945
Dynavox Group AB(1)	528,648	5,807,291
Electrolux AB, B Shares(1)	1,300,298	8,478,394
Elekta AB, B Shares	143,276	754,383
Embracer Group AB(1)	123,319	1,500,977
Enad Global 7 AB	186,140	260,131

G5 Entertainment AB	33,668	419,555
Granges AB	1,673,176	21,145,621
Haypp Group AB(1)	3,220	36,946
Hexatronic Group AB(1)(2)	1,670,903	4,555,974
Hoist Finance AB	176,184	1,688,660
INVISIO AB	7,597	284,196
JM AB	339,259	5,170,617
Kopparbergs Bryggeri AB, B Shares	11,841	144,309
Loomis AB	1,160,032	44,876,075
MEKO AB	181,031	2,162,729
Mildef Group AB	86,008	2,350,995
Mycronic AB	47,877	1,890,214
NCC AB, B Shares	1,555,492	29,466,162
Net Insight AB, B Shares(1)	548,394	188,287
New Wave Group AB, B Shares	622,049	7,563,069
Nobia AB(1)(2)	2,313,791	997,909
Nolato AB, B Shares	26,828	165,735
Norion Bank AB(1)	213,077	1,029,825
Note AB	56,322	952,239
NP3 Fastigheter AB(2)	59,737	1,614,397
Nyfosa AB	2,102,611	19,117,530
Pandox AB	708,611	11,886,104
Paradox Interactive AB	546,285	10,945,649
Peab AB, Class B	3,631,693	31,159,355
Platzer Fastigheter Holding AB, B Shares(2)	146,327	1,152,502
Plejd AB(1)	9,561	638,268
RaySearch Laboratories AB	207,845	6,623,893
Rottneros AB(1)	16,594	7,819
Rusta AB	113,983	881,799
Rvrc Holding AB	80,633	377,271
Samhallsbyggnadsbolaget i Norden AB, D Shares(2)	63,838	56,306
Scandi Standard AB	668,438	6,333,986
SkiStar AB	900,232	15,980,126
Storytel AB(2)	116,343	1,203,606
TF Bank AB(1)	2,907	115,226
Troax Group AB	97,118	1,616,555
Truecaller AB, B Shares	2,176,766	14,677,758
VBG Group AB, B Shares(2)	2,963	77,429
Viaplay Group AB, B Shares(1)(2)	1,418,634	89,924
Wihlborgs Fastigheter AB	448,180	4,505,993
Zinzino AB, Class B	13,707	271,227
		440,845,742
Switzerland — 4.2%
ALSO Holding AG	54,977	17,350,495
Arbonia AG(2)	144,805	1,050,388
Ascom Holding AG(2)	26,445	119,870
Autoneum Holding AG(2)	111,861	19,736,544
Basilea Pharmaceutica Ag Allschwil(1)	46,793	2,574,683
Bell Food Group AG	12,597	4,017,859
Bossard Holding AG, Class A(2)	35,798	8,329,977
Bucher Industries AG	41,296	19,912,300
Burckhardt Compression Holding AG	1,941	1,438,207
Burkhalter Holding AG	8,253	1,282,835
Bystronic AG(2)	1,588	665,320
Cembra Money Bank AG	149,655	18,402,712

Cicor Technologies Ltd.(1)	10,653	1,617,954
Clariant AG(1)	1,334,042	15,045,092
Coltene Holding AG(1)(2)	5,446	442,054
COSMO Pharmaceuticals NV	4,823	334,115
Daetwyler Holding AG, Bearer Shares	17,596	2,527,401
DKSH Holding AG	75,579	5,902,186
dormakaba Holding AG	4,904	4,366,876
EFG International AG(1)	1,559,998	27,796,571
Emmi AG	2,425	2,464,155
Forbo Holding AG	7,090	7,281,775
Gurit Holding AG, Bearer Shares(1)(2)	7,556	170,054
Huber & Suhner AG	10,034	971,142
Implenia AG	110,233	6,488,655
Interroll Holding AG(1)	313	758,366
Komax Holding AG(1)(2)	14,387	1,980,611
Leonteq AG(2)	199,184	4,401,208
Medmix AG(2)	20,915	269,446
Metall Zug AG, B Shares(2)	13	16,043
Mobimo Holding AG	2,058	796,874
Montana Aerospace AG(1)	30,415	679,301
OC Oerlikon Corp. AG Pfaffikon	282,497	1,304,140
Orior AG(1)(2)	81,189	1,421,371
PolyPeptide Group AG(1)(2)	9,304	241,467
Rieter Holding AG(2)	660	61,531
Santhera Pharmaceuticals Holding AG(1)	5,070	80,495
Schweiter Technologies AG(2)	2,271	1,089,173
SFS Group AG	4,504	638,746
Siegfried Holding AG(1)	146,450	17,211,947
Stadler Rail AG(2)	848,565	21,591,843
Swiss Steel Holding AG(1)(2)	9,470	13,162
Swissquote Group Holding SA	169,475	101,599,586
u-blox Holding AG(1)	74,697	8,339,848
Valiant Holding AG	196,561	28,885,686
Vetropack Holding AG	31,978	1,258,089
Vontobel Holding AG	71,196	5,353,101
V-ZUG Holding AG	347	31,287
Zehnder Group AG	122,918	9,507,641
		377,820,182
United Kingdom — 13.1%
Alpha Group International PLC	31,243	1,331,069
Anglo Asian Mining PLC(1)(2)	511,091	1,013,537
ASOS PLC(1)(2)	95,934	405,668
Aston Martin Lagonda Global Holdings PLC(1)(2)	171,089	194,314
Atalaya Mining Copper SA	503,177	2,961,907
Barratt Redrow PLC	1,993,409	12,390,024
Bellway PLC	451,533	16,500,404
Berkeley Group Holdings PLC	105,253	5,969,996
Bodycote PLC	113,718	866,564
boohoo Group PLC(1)(2)	7,958,019	2,578,279
Burberry Group PLC	395,483	5,532,580
Burford Capital Ltd. (London)	1,784	22,937
Central Asia Metals PLC	1,807,119	3,967,173
Clarkson PLC	12,024	540,314
Close Brothers Group PLC(1)	1,638,537	7,361,703
CMC Markets PLC	1,213,340	4,590,536

Coats Group PLC	15,280,306	16,246,270
Computacenter PLC	889,286	31,200,859
Conduit Holdings Ltd.	69,979	354,932
Costain Group PLC	31,229	52,145
DFS Furniture PLC(1)	150,034	330,502
Direct Line Insurance Group PLC	1,618,285	6,508,238
Diversified Energy Co. PLC	375,833	5,301,363
Dowlais Group PLC	668,528	598,905
Dr. Martens PLC	175,982	141,336
Drax Group PLC	5,976,829	53,412,251
Dunelm Group PLC	516,544	8,289,837
easyJet PLC	3,783,546	29,439,167
Ecora Resources PLC	246,211	194,856
Endeavour Mining PLC	2,704	82,892
Energean PLC	659,793	8,171,043
EnQuest PLC	21,276,318	3,376,815
FDM Group Holdings PLC	14,989	45,901
Ferrexpo PLC(1)	2,388,375	1,741,591
Firstgroup PLC	11,486,369	29,427,748
Forterra PLC	958,859	2,551,428
Foxtons Group PLC	304,069	260,335
Frasers Group PLC(1)	931,767	9,223,928
Funding Circle Holdings PLC(1)	104,150	151,102
Genel Energy PLC(1)	264,254	188,911
Georgia Capital PLC(1)	25,866	652,819
Grafton Group PLC	1,231,499	16,793,879
Greggs PLC	1,084,814	30,189,055
Gulf Keystone Petroleum Ltd.	2,614,359	5,598,231
Gulf Marine Services PLC(1)	240,062	64,156
Gym Group PLC(1)	210,145	408,340
Halfords Group PLC	1,211,450	2,736,561
Hays PLC	7,535,562	7,315,414
Hikma Pharmaceuticals PLC	1,141,097	32,938,216
Hill & Smith PLC	75,421	1,879,137
Hilton Food Group PLC	469,285	5,494,525
Hiscox Ltd.	40,068	682,422
Hochschild Mining PLC	4,789,588	17,804,499
Howden Joinery Group PLC	4,148,601	48,142,163
Hunting PLC	124,168	430,525
Ibstock PLC	3,757,194	9,912,949
IG Group Holdings PLC	1,665,299	25,190,592
Impax Asset Management Group PLC	34,915	86,771
Inchcape PLC	1,956,120	17,973,104
Indivior PLC(1)	106,915	1,364,672
IntegraFin Holdings PLC	762	3,265
Intermediate Capital Group PLC	841,363	22,775,802
International Distribution Services PLC	41	198
International Personal Finance PLC	278,912	608,113
Investec PLC	2,496,270	17,825,511
IP Group PLC(1)	417,478	251,949
IQE PLC(1)(2)	273,231	41,405
J D Wetherspoon PLC	817,659	8,077,356
J Sainsbury PLC	374,947	1,442,047
JET2 PLC	2,571,177	64,409,973
Johnson Matthey PLC	1,705,729	39,571,277

Johnson Service Group PLC	2,246,714	4,493,419
Jubilee Metals Group PLC(1)	1,801,571	92,322
Just Group PLC	551,240	1,112,784
Keller Group PLC	763,483	15,800,806
Lancashire Holdings Ltd.	597,981	4,886,075
Lion Finance Group PLC	492,787	44,360,748
Liontrust Asset Management PLC	449,361	2,286,651
Luceco PLC	9,009	17,661
Man Group PLC	12,133,082	28,672,600
Marks & Spencer Group PLC	21,368,559	107,863,116
Marston's PLC(1)	1,287,334	725,174
McBride PLC(1)	37,500	75,577
Mears Group PLC	602,421	3,387,841
Mitchells & Butlers PLC(1)	1,717,259	6,615,664
Mitie Group PLC	5,360,841	11,300,231
Molten Ventures PLC(1)	1,500	6,043
Morgan Advanced Materials PLC	221,979	634,342
Morgan Sindall Group PLC	128,576	6,714,624
MP Evans Group PLC	34,096	480,495
Ninety One PLC	3,008,308	6,510,329
OSB Group PLC	4,323,266	28,522,280
Pagegroup PLC	3,774,454	13,760,638
Pan African Resources PLC	18,825,874	11,772,950
Paragon Banking Group PLC	2,593,809	31,600,444
Petra Diamonds Ltd.(1)(2)	86,829	23,848
Pinewood Technologies Group PLC(1)	357,397	1,881,172
Plus500 Ltd.	1,149,204	52,763,171
Prax Exploration & Production PLC(1)	1,669,848	54,537
PZ Cussons PLC	517,806	610,747
QinetiQ Group PLC	1,349,114	9,075,494
Quilter PLC	11,685,385	23,239,951
Rathbones Group PLC	80,898	1,798,377
Reach PLC	2,870,634	2,933,535
RHI Magnesita NV	51,305	1,922,671
S4 Capital PLC(1)	200,245	75,894
Savills PLC	152,393	2,001,733
Senior PLC	726,940	1,667,101
Serabi Gold PLC(1)(2)	50,762	105,762
Serica Energy PLC	3,400,221	7,029,383
SIG PLC(1)	419,044	85,466
Sigmaroc PLC(1)	1,248,296	1,812,204
Speedy Hire PLC	4,125,617	1,474,070
Spire Healthcare Group PLC	1,303,849	3,401,959
St. James's Place PLC	879,614	13,218,558
SThree PLC	1,171,190	3,718,859
Synthomer PLC(1)	83,940	118,090
TBC Bank Group PLC	453,165	27,293,671
TP ICAP Group PLC	1,702,072	6,016,038
Travis Perkins PLC	649,374	5,571,629
TT Electronics PLC	91,493	114,196
Vanquis Banking Group PLC(1)	2,212,111	2,618,774
Vertu Motors PLC	1,708,667	1,497,440
Vesuvius PLC	1,535,797	7,462,377
Victrex PLC	22,379	236,995
Watches of Switzerland Group PLC(1)	118,973	687,981

Wickes Group PLC	2,126,532	6,325,407
Yellow Cake PLC(1)	877,407	5,704,563
Yu Group PLC	23,079	484,638
Zigup PLC	3,189,026	14,947,317
		1,193,850,708
United States — 0.1%
Chord Energy Corp.	132,234	11,901,060
TOTAL COMMON STOCKS (Cost $7,625,509,293)		9,023,724,968
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	7,122	252
Hong Kong — 0.0%
CSI Properties Ltd.(1)	4,000	8
Italy — 0.0%
Fincantieri SpA(1)(2)	637,623	1,241,642
Webuild SpA(1)(2)	35,053	142,905
		1,384,547
TOTAL WARRANTS (Cost $—)		1,384,807
RIGHTS — 0.0%
Italy — 0.0%
Geox SpA(1)(2)	65,444	1,947
Spain — 0.0%
Viscofan SA(1)	9,843	19,156
United States — 0.0%
Resolute Forest Products, Inc.(1)	212,429	200,739
TOTAL RIGHTS (Cost $252,029)		221,842
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,099,261	16,099,261
State Street Navigator Securities Lending Government Money Market Portfolio(3)	56,302,081	56,302,081
TOTAL SHORT-TERM INVESTMENTS (Cost $72,401,342)		72,401,342
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $7,698,162,664)		9,097,732,959
OTHER ASSETS AND LIABILITIES — 0.0%		(1,500,976)
TOTAL NET ASSETS — 100.0%		$9,096,231,983

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.9%
Materials	20.4%
Financials	17.3%
Consumer Discretionary	13.4%
Energy	9.8%
Consumer Staples	5.1%
Information Technology	3.7%
Communication Services	2.0%
Health Care	1.8%
Real Estate	1.5%
Utilities	1.3%
Short-Term Investments	0.8%
Other Assets and Liabilities	0.0%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $154,547,766. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $163,367,418, which includes securities collateral of $107,065,337.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$56,413,605	$8,967,311,363	—
Warrants	—	1,384,807	—
Rights	200,739	21,103	—
Short-Term Investments	72,401,342	—	—
	$129,015,686	$8,968,717,273	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.